Intangible assets and goodwill - Movements in Identifiable Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill [abstract]
Goodwill, beginning balance	$ 948	$ 958
Goodwill, ending balance	958	948
Carrying amount
Changes in goodwill [abstract]
Goodwill, beginning balance	948	958
Additional recognition	10	0
Impairment losses recognized in income for the year	0	(10)
Total increase (decrease)	10	(10)
Goodwill, ending balance	958	948
Carrying amount | SQM Iberian S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	138	148
Additional recognition	10	0
Impairment losses recognized in income for the year	0	(10)
Total increase (decrease)	10	(10)
Goodwill, ending balance	148	138
Carrying amount | SQM Investment Corporation N.V.
Changes in goodwill [abstract]
Goodwill, beginning balance	86
Additional recognition	0
Impairment losses recognized in income for the year	0
Total increase (decrease)	0
Goodwill, ending balance	86	86
Carrying amount | SQM Potasio SpA
Changes in goodwill [abstract]
Goodwill, beginning balance	724
Additional recognition	0
Impairment losses recognized in income for the year	0
Total increase (decrease)	0
Goodwill, ending balance	724	724
Carrying amount | SQM Investment Corporation
Changes in goodwill [abstract]
Goodwill, beginning balance	86	86
Additional recognition		0
Impairment losses recognized in income for the year		0
Total increase (decrease)		0
Goodwill, ending balance		86
Carrying amount | SQM Potasio S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	$ 724	724
Additional recognition		0
Impairment losses recognized in income for the year		0
Total increase (decrease)		0
Goodwill, ending balance		$ 724